The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
                                                        Shepherd
                                                        Street
                                                        Equity
                                                        Fund

Dear Fellow Shareholder:
   Thank you for your investment in the Shepherd Street Equity Fund. We are very pleased to announce the results of operations for the six-month period ending March 31, 1999, and to provide you with this semi-annual report.

   The Shepherd Street Equity Fund began investing on October 2, 1998 and has obtained a total return of 20.8% through March 31, 1999. The total assets of the Fund grew over this six-month period from $100,000 to $3,886,127. You will find included in this report a complete list of the companies owned in the Fund on March 31.

   As Investment Advisor to the Fund, Salem Investment Counselors, Inc. continues to make long term investments for growth of capital. We look for and invest in companies with above average prospects for growth, along with strong performance records, solid market positions, high margins and return on equity and reasonable financial strength. While the domestic stock markets continue to be volatile with considerable speculation in certain segments, we adhere to a discipline and style that guides us to invest in companies we can buy at a reasonable price and leaves us secure in the knowledge that our shareholders will be rewarded over the long term.

   Thank you for entrusting us with your assets. If you know of someone who might be interested in the Fund, please have them call or write for a brochure and prospectus.

                                                Sincerely yours,

                                                David B. Rea
                                                --------------------------------
                                                David B. Rea
                                                President
                                                The Shepherd Street Equity Fund



                                       1


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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
March 31, 1999 (Unaudited)

 Shares                                                            Value
-------                                                           -------
           COMMON STOCK -- 98.31%
           Airlines -- 4.40%
  3,500    US Airways Group, Inc.* .............................  $170,844
                                                                  --------
           Banks-- 8.21%
  3,750    First American Corp. ................................   138,281
 11,250    FirstFed Financial Corp. ............................   180,703
                                                                  --------
                                                                   318,984
                                                                  --------
           Broadcasting -- 4.94%
  3,025    MediaOne Group, Inc.* ...............................   192,088
                                                                  --------
           Chemicals-- 4.26%
  4,500    Great Lakes Chemical Corp. ..........................   165,375
                                                                  --------
           Computer Hardware -- 4.28%
  2,450    Hewlett-Packard Co. .................................   166,141
                                                                  --------
           Computer Services And Software -- 9.71%
  2,250    Microsoft Corp.* ....................................   201,656
  8,875    Wallace Computer Services, Inc. .....................   175,836
                                                                  --------
                                                                   377,492
                                                                  --------
           Commercial Services -- 4.78%
  9,150    Servicemaster Co. ...................................   185,859
                                                                  --------
           Containers-- 4.19%
  7,075    Sonoco Products Co. .................................   162,725
                                                                  --------
           Diversified Conglomerates -- 4.92%
 17,000    Walter Industries, Inc.* ............................   191,250
                                                                  --------
           Electronics Equipment -- 9.59%
  4,475    Hubbell, Inc. .......................................   179,000
  2,350    Koninklijke Philips Electronics - ADR ...............   193,728
                                                                  --------
                                                                   372,728

           Food & Beverage -- 9.66%
  4,675    Pepsico, Inc. .......................................   183,202
  1,000    Pepsi Bottling Group, Inc. ..........................    21,812
  6,475    SYSCO Corp. .........................................   170,373
                                                                  --------
                                                                   375,387
                                                                  --------


                       See notes to financial statements

                                       2

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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
March 31, 1999 (Unaudited)

 Shares                                                              Value
 ------                                                             --------
           Insurance-- 3.77%
 10,800    Triad Guaranty, Inc.* ...............................  $  146,475
                                                                  ----------
           Linen Supply & Related Items -- 4.27%
  7,850    UniFirst Corp. ......................................     165,831
                                                                  ----------
           Medical Products-- 8.51%
  2,750    Guidant Corp. .......................................     166,375
  2,050    Merck & Co. .........................................     164,384
                                                                  ----------
                                                                     330,759
                                                                  ----------
           Mining and Building Materials -- 3.87%
  2,125    Minnesota Mining and Manufacturing Co. ..............     150,344
                                                                  ----------
           Miscellaneous-- 4.66%
 21,800    Latin American Discovery Fund .......................     181,213
                                                                  ----------
           Publishing -- 4.29%
  2,550    Tribune Co. .........................................     166,866
                                                                  ----------
           Total Common Stock (Cost $3,827,806)                    3,820,361
                                                                  ----------
           MISCELLANEOUS ASSETS -- 5.99%
           Evergreen Money Market Trust (Cost $232,993) ........     232,993
                                                                  ----------
           Total Investments (Cost $4,060,799) -- 104.30% ......  $4,053,354
           Other Assets and Liabilities, Net -- (4.30%) ........    (167,227)
                                                                  ----------
           NET ASSETS -- 100.00% ...............................  $3,886,127
                                                                  ==========

           * Non-income producing security.
           ADR -- American Depository Receipt



                       See notes to financial statements

                                       3

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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (Unaudited)

Assets:
   Investments, at market (identified cost $4,060,799) .........  $4,053,354
   Receivables:
    Dividends and interest .....................................       5,786
    Fund shares sold ...........................................       9,600
                                                                  ----------
     Total assets ..............................................   4,068,740
                                                                  ----------
Liabilities:
   Payables:
    Investment securities purchased ............................     176,448
    Accrued distribution fees ..................................       1,860
    Accrued expenses ...........................................       4,305
                                                                  ----------
     Total liabilities .........................................     182,613
                                                                  ----------
Net Assets .....................................................  $3,886,127
                                                                  ==========
Net assets consist of:
   Common stock ................................................  $       32
   Additional capital paid-in ..................................   3,809,040
   Undistributed net investment income .........................       6,777
   Accumulated realized gain on investments ....................      77,723
   Net unrealized loss on investments ..........................      (7,445)
                                                                  ----------

Net Assets, for 321,637 shares outstanding .....................  $3,886,127
                                                                  ==========
Net Asset Value and redemption price per share .................  $    12.08
                                                                  ==========



                       See notes to financial statements

                                       4

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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period Ended March 31, 1999* (Unaudited)

Investment Income:
   Interest ....................................................  $    4,668
   Dividends ...................................................      11,409
                                                                  ----------
    Total investment income ....................................      16,077
                                                                  ----------
Expenses:
   Investment advisory fees ....................................       1,860
   Distribution fees ...........................................       4,464
   Administration fee ..........................................       2,976
                                                                  ----------
    Total expenses .............................................       9,300
                                                                  ----------
   Net investment income .......................................       6,777
                                                                  ----------

Realized gain on investments:
   Net realized gain on investments ............................      77,723
   Net change in unrealized depreciation on investments ........      (7,445)
                                                                  ----------
                                                                      70,278
                                                                  ----------
Net increase in net assets resulting from operations ...........  $   77,055
                                                                  ==========

* The Shepherd Street Equity Fund commenced operations on October 2, 1998.



                       See notes to financial statements

                                       5


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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the Period
                                                                    Ended
                                                               March 31, 1999*
                                                                 (Unaudited)
                                                               ---------------
Increase in net assets
Operations:
   Net investment income                                          $    6,777
   Net realized gain on investments ............................      77,723
   Net change in unrealized depreciation on investments ........      (7,445)
                                                                  ----------
Net increase in net assets resulting from operations ...........      77,055
                                                                  ----------

Increase in net assets from Fund share transactions ............   3,809,072
                                                                  ----------
Increase in net assets .........................................   3,886,127

Net Assets:
   Beginning of period .........................................           0
                                                                  ----------
   End of period ...............................................  $3,886,127
                                                                  ==========

* The Shepherd Street Equity Fund commenced operations on October 2, 1998.



                       See notes to financial statements

                                       6

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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Per Share Data (For a Share Outstanding from October 2, 1998 through March 31, 1999)
                                                               For the Period
                                                                   Ended
                                                               March 31, 1999*
                                                                 (Unaudited)
                                                               ---------------
Net Asset Value, Beginning of Period ...........................  $  10.00
                                                                  ----------
Investment Operations:
   Net investment income .......................................      0.02
   Net realized and unrealized gain on investments .............      2.06
                                                                  ----------
    Total from investment operations ...........................      2.08
                                                                  ----------

Net Asset Value, End of Period .................................    $12.08
                                                                  ----------
Total Return ...................................................     20.80%

Ratios/Supplemental Data
   Net assets, end of period (in 000's) ........................    $3,886
   Ratio of expenses to average net assets .....................      1.25%(1)
   Ratio of net investment income to average net assets ........      0.88%(1)
   Portfolio turnover rate .....................................      31.47%

(1) Annualized
* The Shepherd Street Equity Fund commenced operations on October 2, 1998.




                       See notes to financial statements

                                       7

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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
March 31, 1999 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
   The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and consists solely of The Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to emphasize growth of capital. The Fund became effective with the SEC on October 1, 1998 and commenced operations on October 2, 1998.

   The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Salem Investment Counselors, Inc. (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

   The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realize capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.



                                       8


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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 1999 (Unaudited)

2. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Fund for the period ended March 31, 1999 were as follows:

                                                   Shares              Amount
                                                  -------            ----------
            Sold ..............................   323,367            $3,830,072
            Redeemed ..........................    (1,730)              (21,000)
                                               ----------            ----------
            Net Increase ......................   321,637            $3,809,072
                                               ==========            ==========

3. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended March 31, 1999, were as follows:

            Purchases:
             U.S. Government ................. $        0
             Other ...........................  4,208,215
            Sales:
            U.S. Government ..................          0
            Other ............................    478,105

At March 31, 1999, gross unrealized appreciation of investments for tax purposes were as follows:

            Appreciation .....................   $195,962
            Depreciation .....................   (203,407)
                                               ----------
            Net depreciation on investments ..    $(7,445)
                                               ==========

At March 31, 1999, the cost of investments for federal income tax purposes was $4,060,799.




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The Shepherd Street Equity Fund
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
March 31, 1999 (Unaudited)

4. AGREEMENTS

   The Fund has entered into a Management Agreement with Salem Investment Counselors, Inc., (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.40% as applied to the Fund's daily net assets.

   The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.60% as applied to the Fund's daily net assets.

   The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

   The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. acts as underwriter/distributor of the Fund.

   First Union National Bank, Philadelphia, PA serves as custodian for the Fund.



                                       10

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Investment Adviser:                                      -----------------------
Salem Investment Counselors, Inc.
480 Shepherd Street
Winston-Salem, North Carolina  27103

Shareholder Services:
Declaration Service Company                                    Shepherd
555 North Lane, Suite 6160                                      Street
Conshohocken, PA  19428                                         Equity
                                                                 Fund
Legal Counsel:
The Law Offices of David D. Jones, P.C.
518 Kimberton, #134
Phoenixville, PA  19460

Independent Auditors:
Tait, Weller & Baker
8 Penn Center, Suite 800
Philadelphia, PA  19103-2108                             -----------------------

Custodian:
First Union National Bank
1339 Chestnut Street
Philadelphia, PA  19101-7618







                                             THE SHEPHERD STREET EQUITY FUND(TM)
                                                       Semi Annual Report
                                                         March 31, 1999